Inventories, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories, net of reserve
Raw materials	$ 105	$ 80
Work-in-process	1,002	976
Finished products	424	441
Total	$ 1,531	$ 1,497